INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method:

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Unilin Arauco Pisos Ltda.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,674	3,761	6,165	3,591
Non-current	4,024	55	4,574	37
Equity	-	6,882	-	7,111
Total Joint Arrangement	10,698	10,698	10,739	10,739
Investment	3,441		3,556

	12-31-2019		12-31-2018
	ThU.S.$		ThU.S.$
Income	13,591		16,984
Expenses	(13,549)		(16,881)
Joint Arrangement Net Income (Loss)	42		13
Other comprehensive income	-		-
Comprehensive income	42		13
Dividends	-		-

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	21,449	4,930	19,840	4,443
Non-current	33,442	4,917	32,363	5,078
Equity	-	45,044	-	42,682
Total Joint Arrangement	54,891	54,891	52,203	52,203
Investment	22,522		21,341

	12-31-2019		12-31-2018
	ThU.S.$		ThU.S.$
Income	43,458		47,798
Expenses	(40,104)		(44,490)
Joint Arrangement Net Income (Loss)	3,354		3,308
Other comprehensive income	-		-
Comprehensive income	3,354		3,308
Dividends	496		550

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	216,342	215,632	272,030	221,393
Non-current	695,902	358,851	655,856	351,397
Equity	-	337,761	-	355,096
Total Joint Arrangement	912,244	912,244	927,886	927,886
Net assets	140,146		146,762
Net asset adjustment (Goodwill)	28,735		30,786
Investment	168,881		177,548

	12-31-2019		12-31-2018
	ThU.S.$		ThU.S.$
Income	885,812		1,057,535
Expenses	(887,230)		(1,032,435)
Joint Arrangement Net Income (Loss)	(1,418)		25,100
Other comprehensive income	-		-
Comprehensive income	(1,418)		25,100
Dividends	6,634		7,480

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	-	-	-
Non-current	2,162	-	-	-
Equity	-	2,162	-	-
Total Joint Arrangement	2,162	2,162	-	-
Investment	1,081

	12-31-2019		12-31-2018
	ThU.S.$		ThU.S.$
Income	-		-
Expenses	-		-
Joint Arrangement Net Income (Loss)	-		-
Other comprehensive income	-		-
Comprehensive income	-		-
Dividends	-		-

Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]
The following tables set forth summarized financial information of the more significant interests in joint arrangements
, which
qualify as joint operations:

	12-31-2019		12-31-2018
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	346,498	206,683	220,699	204,455
Non-current	2,158,586	444,181	2,044,534	441,010
Equity	-	1,854,220	-	1,619,768
Total Joint Arrangement	2,505,084	2,505,084	2,265,233	2,265,233
Investment	927,110		809,884

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Income	859,874	904,853
Expenses	(628,553)	(611,444)
Joint Arrangement Net Income (Loss)	231,321	293,409

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	37,625	2,180	23,528	1,668
Non-current	172,913	9,046	170,443	1,957
Equity	-	199,312	-	190,346
Total Joint Arrangement	210,538	210,538	193,971	193,971
Investment	99,656		95,173

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Income	14,041	25,642
Expenses	(5,074)	(19,748)
Joint Arrangement Net Income (Loss)	8,967	5,894

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Eufores S.A.(consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	148,550	209,665	160,708	159,988
Non-current	808,647	117,443	638,832	8,282
Equity	-	630,089	-	631,270
Total Joint Arrangement	957,197	957,197	799,540	799,540
Investment	315,045		315,635

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Income	245,209	284,039
Expenses	(246,332)	(261,683)
Joint Arrangement Net Income (Loss)	(1,123)	22,356

	12-31-2019		12-31-2018
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	5,823	115,627	5,482	106,676
Non-current	464,151	19,740	472,539	27,863
Equity	-	334,607	-	343,482
Total Joint Arrangement	469,974	469,974	478,021	478,021
Investment	167,304		171,741

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Income	18,206	17,880
Expenses	(27,081)	(23,975)
Joint Arrangement Net Income (Loss)	(8,875)	(6,095)